Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	COMSTOCK INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	65-0955118
Entity Address, Address Line One	117 American Flat Road
Entity Address, City or Town	Virginia City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89440
City Area Code	775
Local Phone Number	847-5272
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001120970
Amendment Flag	false